Document and Entity Information	Feb. 06, 2024
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 06, 2024
Entity File Number	001-05256
Entity Registrant Name	V. F. Corporation
Entity Central Index Key	0000103379
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	23-1180120
Entity Address, Address Line One	1551 Wewatta Street
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	720
Local Phone Number	778-4000
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
New York Stock Exchange [Member] | Common Stock, without par value, stated capital $.25 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, without par value, stated capital $.25 per share
Trading Symbol	VFC
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 0.625% Senior Notes due 2032 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.625% Senior Notes due 2032
Trading Symbol	VFC32
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 0.250% Senior Notes due 2028 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.250% Senior Notes due 2028
Trading Symbol	VFC28
Security Exchange Name	NYSE
NYSE [Member] | 4.125% Senior Notes due 2026 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	4.125% Senior Notes due 2026
Trading Symbol	VFC26
Security Exchange Name	NYSE
NYSE [Member] | 4.250% Senior Notes due 2029 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	4.250% Senior Notes due 2029
Trading Symbol	VFC29
Security Exchange Name	NYSE